CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income (loss)	$ (88,196)	$ (21,821)	$ 6,859
Adjustments to reconcile net income (loss) to net cash provided from operating activities
Depreciation (Note 5)	8,664	15,365	16,006
Amortization of deferred financing fees (Note 8)	176	211	345
Amortization of deferred dry-docking and special survey costs (Note 8)	915	1,888	1,742
Provision and write-offs of insurance claims and bad debts	133	1,250	0
Stock compensation cost (Note 14)	122	559	494
Write off of deferred financing fees (Note 8)	100	0	111
Change in fair value of derivatives (Note 9)	(361)	(129)	(560)
Amortization of deferred revenue	(136)	(1,034)	(81)
Gain on sale of vessel (Note 5)	(1,561)	(807)	0
Vessel impairment loss	69,998	26,631	0
Write-off of advances for vessels under construction (Note 7)	11,717	0	0
Back log asset	0	0	907
Changes in:
-Trade receivables	(1,300)	(490)	(1,199)
-Insurance claims	(494)	4,992	8,567
-Due from related party	722	125	224
-Inventories	568	(570)	(22)
-Prepayments and other	(110)	382	200
-Accounts payable	3,636	(3,164)	(170)
-Accrued liabilities	670	(133)	(10,037)
-Unearned revenue	(214)	14	(904)
-Due to related party	(14)	80	6
Dry-docking and special survey costs paid (Note 8)	(192)	(2,547)	(1,097)
Dry-docking and special survey costs for vessels held for sale (Note 6)	(373)	0	0
Net Cash provided by Operating Activities	4,470	20,802	21,391
Cash flows from Investing Activities:
Vessel acquisitions (Note 5)	0	0	(11,302)
Advances for vessels under construction (Note 7)	(6,052)	(5,665)	0
Proceeds from sale of vessel, net	24,474	2,846	0
Net Cash provided by (used in) Investing Activities	18,422	(2,819)	(11,302)
Cash flows from Financing Activities:
Increase in restricted cash	5,255	(3,130)	(655)
Proceeds from long term loan	0	0	6,000
Payments of bank loans	(31,513)	(17,500)	(28,391)
Proceeds from issuance of common shares, net of issuance costs (Note 15)	0	0	16,244
Exercise of warrants (Note 12)	3	0	0
Financing fees (Note 8)	0	0	(324)
Net Cash used in Financing Activities	(26,255)	(20,630)	(7,126)
Net increase /(decrease) in cash and cash equivalents	(3,363)	(2,647)	2,963
Cash and cash equivalents, beginning of year	3,694	6,341	3,378
Cash and cash equivalents, end of year	331	3,694	6,341
Supplemental Cash Flow Information:
Cash paid for interest	$ 2,938	$ 4,017	$ 4,462